Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Related party transactions and balances

16. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
People Better Limited ("People Better")	A shareholder with significant influence over the Group
ZMI	Subject to common significant influence by one of the Company's directors

The Group had the following balances with the major related parties:

	As of December 31,
	2022	2023
	RMB	RMB
Long-term prepayments to a related party
Long-term prepayments to ZMI (a)	71	—
Amounts due to related parties - non-current
Due to the Nominee Shareholders of Shanghai Zhixiang (Note 1)	1,000	1,000
(a)	It represents the balance prepaid for power banks and cabinets purchase, which are non-current assets.

The Group had the following transaction with the major related parties:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Purchase of power banks and cabinets from ZMI	154,127	18,306	—